BORROWINGS - Line of Credit (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	May 31, 2019	Dec. 31, 2018	Jun. 30, 2015	Nov. 30, 2013
Disclosure of detailed information about borrowings [abstract]
Line of credit		$ 11,202	$ 22,312
Amount drawn			1,714	$ 1,000
PNC Bank, N.A. [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit		$ 11,202	$ 22,312
PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount							$ 45,000	$ 40,000
Credit facility incremental availability								$ 10,000
Maturity date		May 31, 2020
Amended PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount		$ 80,000			$ 60,000	$ 50,000
Contingent increase aggregate maximum borrowing capacity		$ 95,000
Credit facility incremental availability						5,000
Maturity date		May 31, 2023
Credit facility additional borrowing						$ 10,000
Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate		9.76%
Top of Range [Member] | LIBOR [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate		1.75%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate		5.40%
Bottom of Range [Member] | LIBOR [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate		(0.50%)
Ibex Global Solutions, Inc. [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility term		3 years
Credit facility amount									$ 35,000
Ibex Global Solutions, Inc. [Member] | Citibank Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate								1.40%
Average discount of net sales		0.17%	0.17%
Discount acceptance period		360 days
iSky, Inc. [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Percentage of discount on payment to subsidiary	1.00%
Percentage of additional discount payment to subsidiary	0.50%
Additional period accounts receivables outstanding		15 days
Average discount of net sales			1.80%
Monthly sales of receivable	$ 200
Automatic renewed agreement period		12 months
iSky, Inc. [Member] | LIBOR [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	7.00%
iSky, Inc. [Member] | Top of Range [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Payment to subsidiary	$ 1,500
Accounts receivables outstanding period		30 days
Percentage of advance payment to subsidiary	85.00%